Convertible Note (Details) - USD ($)	6 Months Ended		12 Months Ended
	Nov. 30, 2025	Nov. 30, 2024	May 31, 2025	May 31, 2024	Aug. 31, 2025	Sep. 11, 2023	Jun. 28, 2023	Dec. 09, 2022
Dec 2022 Note [Member]
Convertible Note [Line Items]
Debt instrument principal amount								$ 3,000,000
Debt interest rate								7.00%
Debt instrument conversion price (in Dollars per share)								$ 12
June 2023 Note [Member]
Convertible Note [Line Items]
Debt interest rate							7.00%
Debt instrument conversion price (in Dollars per share)							$ 3
Additional borrowings							$ 3,000,000
Sep 2023 Notes [Member]
Convertible Note [Line Items]
Debt interest rate						6.00%
Debt instrument conversion price (in Dollars per share)						$ 2.42
Additional borrowings						$ 3,000,000
Diamir Biosciences Corp [Member]
Convertible Note [Line Items]
Debt instrument conversion price (in Dollars per share)	$ 1.8
Debt Instrument, Interest Rate, Basis for Effective Rate	4%
Discounts on note payable to founder	$ 12,694	$ 24,970	$ 34,692	$ 35,063
Borrowing effective rate	9.50%
Debt discount	$ 77,475		96,332
Borrowings amount	$ 100,000
Percentage of voting stock after transactions	50.00%
Additional borrowings	$ 250,000	$ 200,000	$ 300,000	200,000
Diamir Biosciences Corp [Member] | Convertible Notes Payable [Member]
Convertible Note [Line Items]
Effective interest rate					10.00%
Diamir Biosciences Corp [Member] | Third Party Investor [Member]
Convertible Note [Line Items]
Debt interest rate	10.00%
Diamir Biosciences Corp [Member] | Convertible Notes Payable [Member]
Convertible Note [Line Items]
Effective interest rate	9.50%
Diamir Biosciences Corp [Member] | Founders [Member] | Convertible Notes Payable [Member]
Convertible Note [Line Items]
Additional borrowings	$ 150,000
DiamiR Biosciences Corp. [Member]
Convertible Note [Line Items]
Debt interest rate			4.00%
Effective interest rate			10.00%
Debt discount			$ 96,332	$ 105,178
DiamiR Biosciences Corp. [Member] | Founders [Member] | Convertible Notes Payable [Member]
Convertible Note [Line Items]
Debt instrument principal amount			$ 300,000
Effective interest rate			10.00%
Debt discount			$ 35,063
Additional borrowings			$ 200,000
Merger or Consolidation [Member] | Diamir Biosciences Corp [Member]
Convertible Note [Line Items]
Voting power percentage	50.00%
Class A Ordinary Shares [Member] | Dec 2022 Note [Member]
Convertible Note [Line Items]
Convertible shares (in Shares)								250,000
Class A Ordinary Shares [Member] | June 2023 Note [Member]
Convertible Note [Line Items]
Convertible shares (in Shares)							1,000,000